Pension, Savings, And Other Employee Benefits (Schedule Of Actuarial Assumptions Used In The Defined Benefit Pension Plan And The Other Employee Benefit Plans) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Rate of compensation increase	4.10%	4.10%	4.10%
Net Periodic Benefit Cost, Rate of compensation increase	4.10%	4.10%	4.10%
Qualified Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount rate	5.10%	5.70%	6.05%
Net Periodic Benefit Cost, Discount rate	5.70%	6.05%	6.85%
Nonqualified Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount rate	4.75%	5.10%	5.55%
Net Periodic Benefit Cost, Discount rate	5.10%	5.55%	6.90%
Other Nonqualified Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount rate	4.40%	4.75%	5.35%
Net Periodic Benefit Cost, Discount rate	4.75%	5.35%	6.95%
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount rate	4.75%	5.25%	5.65%
Benefit Obligations, Expected long-term rate of return	4.49%	5.20%	5.23%
Net Periodic Benefit Cost, Discount rate	5.25%	5.65%	6.90%
Net Periodic Benefit Cost, Expected long-term rate of return	5.20%	5.23%	5.47%
Qualified Pension/Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return	6.90%	8.00%	8.05%
Net Periodic Benefit Cost, Expected long-term rate of return	8.00%	8.05%	8.42%